Cryptocurrency - Schedule of Cryptocurrency (Details) $ in Thousands	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Crypto Asset, Holding
Cost Basis	$ 90,519	$ 42,682
Fair Value	$ 83,339	$ 61,821	$ 28,342
Bitcoin
Crypto Asset, Holding
Quantity | item	813	642
Cost Basis	$ 74,143	$ 42,003
Fair Value	$ 71,431	$ 61,138
ETH
Crypto Asset, Holding
Quantity | item	3,951	3
Cost Basis	$ 16,249	$ 5
Fair Value	$ 11,780	$ 10
USDT
Crypto Asset, Holding
Quantity | item	127,138	672,677
Cost Basis	$ 127	$ 674
Fair Value	$ 128	$ 673